Future Policy Benefits and Other Policyholder Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Future Policy Benefits and Other Policyholder Liabilities

Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2017 and 2016, future policy benefits and other policyholder liabilities consisted of the following:

	December 31, 2017	December 31, 2016
($ in thousands)
Traditional life insurance	$1,607,149	$1,598,071
Immediate fixed annuities	466,723	520,380
Accident and health insurance	1,809,006	1,693,598
Equity indexed annuities	32,601	40,298
Other	1,594,571	1,259,444

Total	$5,510,050	$5,111,791